President's Message

Dear Fellow Shareholder:

The first half of 1999 was an active period for both the financial markets and The Managers Funds. The U.S. economy continued to grow as low levels of unemployment and healthy stock market returns have enabled consumers to expand their spending habits. This is a major factor in the economy's strength. In addition, a rebound in some of the emerging economies, particularly in the Far East has had a positive effect on U.S. businesses prospects for export growth. While these factors have driven stock prices higher so far this year, they have also raised the probability of price inflation. Early in the year, Federal Reserve Chairman Alan Greenspan noted the strength and publicly questioned the suitability of the third interest rate cut in late 1998. Then, at its May meeting, the Federal Reserve Board (the "Fed") changed its policy bias from neutral to tightening, sighting "the persistent strength in domestic demand, the reduced risks of economic weakness abroad, and the recovery in U.S. financial markets." Finally, in a widely anticipated move at the end of June, the Fed voted to increase short-term rates by 25 basis points (0.25%) to 5.0%. As a result of all of these factors, interest rates rose throughout the first half, and thus, bond prices moved lower in general. The yield on 5-year treasury notes rose more than one full percentage point during the six months ended May 31, 1999. Although prices for below investment grade bonds bucked this trend as investors confidence in the respective companies improved with the perceived improvement in the global economy, many high quality and government bonds had negative total returns for the period. Short-term bonds, treasury bills and commercial paper, however, are far less interest rate sensitive and thus provided steady returns throughout the period. For the six months ended May 31, 1999, the Managers Money Market Fund returned 2.32%. Meanwhile, an index of 3-month treasury bills returned 2.22%, and the return for the IBC All Taxable Money Fund Average (an index compiled by IBC Financial Data Corp. which serves as an appropriate benchmark for the Fund) was 2.17%.

Changes in the portfolio's maturity positioning along with the manager's changes in asset mix added marginally to the overall performance during the period. Early in the year the management team at J.P. Morgan maintained the Fund's average maturity near the maximum target range of 60 days in order to take advantage of a steep yield curve and in the belief that the Fed would wait until mid-year before raising rates. In case there was an increase in rates, they utilized a bar-bell maturity structure and maintained a large position in floating rate notes. Throughout the second quarter the manager reduced the portfolio's average maturity in anticipation of the Fed's rate hike. On May 31, 1999, the Fund's average maturity was 54 days while the average maturity for the IBC All Taxable Money Fund Average was 60 days. The manager continued shortening the average maturity throughout June and plans to maintain this position (in the low to mid 40-day range) for the near future. The portfolio continues to hold a large portion of floating rate notes and domestic commercial paper.

The accompanying chart provides a breakdown of the portfolio as of May 31, 1999.

As of May 31, 1999, the 30-day average annualized yield for the Fund was 4.50%. For comparison, the 30-day average yield for the IBC All Taxable Money Fund Average for the same period was 4.29%. The average seven-day simple yield for the IBC All Taxable Money Fund Average was 4.35% on June 30, 1999, and the seven-day compound yield was 4.44%. The simple and compound yields for the Managers Money Market Fund for the same period were 4.61%, and 4.71%, respectively.

Not only has the Managers Money Market Fund performed within expectations, many of our fixed-income and equity mutual funds have had a successful first half of 1999. Please see page 3 for the performance results of all of our funds.

Last but certainly not least, Robert Watson, our founder and president retired from The Managers Funds on April 1, 1999. I would like to take this opportunity to personally thank Bob for creating a first rate product for our shareholders as well as assembling a top quality team of people to support our shareholders in The Managers Funds. Importantly, Bob will remain on the Funds' Board of Trustees and will thus continue to be involved with The Managers Funds.

As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersfunds.com.

We thank you for your continued investment in The Managers Funds.

Sincerely,

Peter M. Lebovitz

The accompanying notes are an integral part of these financial statements. <

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Notes to Financial Statements

May 31, 1999 (unaudited)

Managers Money Market Fund (the "Fund") is a series of The Managers Funds (the "Trust"), a no-load, diversified, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 10 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment included in the statement of assets and liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (0.45% at May 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

(1) Summary of Significant

Accounting Policies

The Fund's financial statements are prepared in accordance with gener ally accepted accounting principles, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments

Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Security Transactions

The Fund records its share of interest income, expenses and realized gains and losses and adjusts its investment in the Portfolio each day.

(c) Investment Income

and Expenses

All the net investment income and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such

Notes to Financial Statements (continued)

determination. Expenses incurred by the Trust with respect to one or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

(d) Dividends and Distributions

Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute sub stantially all of its taxable income and gains, if any, to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

(f) Capital Stock

The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

(2) Agreements and Transactions

with Affiliates

The Trust has adopted an Administrative and Shareholder Servicing Agreement under which The Managers Funds, LLC (formerly The Managers Funds, L.P.), a subsidiary of Affiliated Managers Group, Inc., serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered

Notes to Financial Statements (concluded)

investment advisers, that advise or act as an intermediary with the Fund's shareholders.

As amended on April 1, 1999, the Trustees approved a fee for these services, payable to the Administrator, of 0.25% of the Fund's average daily net assets per annum, 0.15% of which has been voluntarily waived for the six months ended May 31, 1999.

Effective April 1, 1999, the aggre

gate annual fee paid to each outside Trustee for serving as a Trustee of the Trust has been increased to $16,000. In addition, the in-person and telephonic meeting fees the Trustees receive have been increased to $1,000 and $500 per meeting, respectively. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees paid by the Trust.
This waiver may be modified or terminated at any time at the sole discretion of the Administrator.

>

Supplemental Data

Proxy Result Information (unaudited) At the Special Meeting of Shareholders of the Trust held on March 31, 1999, the following votes were recorded for Managers Money Market Fund (the "Fund"). The proposals, which shareholders were asked to vote on, are explained in further detail in the proxy statement dated February 2, 1999. Only proposals three and four related to the Fund:

Proposal 3 _ Expansion of the Board of Trustees

Shares For 27,615,606

Shares Against 779,508

Shares Abstained 1,274,411

Proposal 4 _ Election of Trustees

Trustee Votes For Withheld

Madeline H. McWhinney 28,736,727 932,799

Steven J. Paggioli 28,736,727 932,799

Thomas R. Schneeweis 28,736,727 932,799

Robert P. Watson 28,736,727 932,799

Sean M. Healey 28,736,727 932,799

Jack W. Aber 28,736,727 932,799

William E. Chapman, II 28,736,727 932,799

Edward J. Kaier 28,736,727 932,799

Eric Rakowski 28,736,727 932,799

Pursuant to Article III, Section 1 of the By-Laws of the Trust and the 1940 Act, such total votes on each proposal represents a quorum of the outstanding shares of the Fund.

The Prime Money Market Portfolio

Schedule of Investments

May 31, 1999 (unaudited)

Prinicpal

Amount

(in thousands)

Yield to

Maturity/Rate

Security Description

Maturity Dates

Value

The accompanying notes are an integral part of these financial statements.

The Prime Money Market Portfolio

Schedule of Investments (continued)

May 31, 1999 (unaudited)

Prinicpal

Amount

(in thousands)

Yield to

Maturity/Rate

Security Description

Maturity Dates

Value

The accompanying notes are an integral part of these financial statements.

The Prime Money Market Portfolio

Schedule of Investments (continued)

May 31, 1999 (unaudited)

Prinicpal

Amount

(in thousands)

Yield to

Maturity/Rate

Security Description

Maturity Dates

Value

The accompanying notes are an integral part of these financial statements.

The Prime Money Market Portfolio

Schedule of Investments (continued)

May 31, 1999 (unaudited)

Prinicpal

Amount

(in thousands)

Yield to

Maturity/Rate

Security Description

Maturity Dates

Value

FLOATING RATE NOTES (continued) The accompanying notes are an integral part of these financial statements.

The Prime Money Market Portfolio

Schedule of Investments (concluded)

May 31, 1999 (unaudited) Prinicpal

Amount

(in thousands)

Yield to

Maturity/Rate

Security Description

Maturity Dates

Value

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The Prime Money Market Portfolio

Notes to Financial Statements

May 31, 1999 (unaudited) 1. Organization and Significant

Accounting Policies

The Prime Money Market Portfolio (the "portfolio'') is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income consist with the preservation of capital and same daily liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

a) Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

b) Securities transactions are recorded on a trade date basis.

The Prime Money Market Portfolio

Notes to Financial Statements (continued)

May 31, 1999 (unaudited)

Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. Transactions with Affiliates

a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan'') and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 1999, such fees amounted to $6,141,104.

b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1999, the fee for these services amounted to $71,722.

c) The portfolio has an Administrative Services Agreement (the

The Prime Money Market Portfolio

Notes to Financial Statements (concluded)

May 31, 1999 (unaudited)

"Services Agreement'') with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 1999, the fee for these services amounted to $1,469,698.

d) The portfolio has a Fund Services Agreement with Pierpont

Group, Inc. ("Group'') to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $114,876 for the six months ended May 31, 1999.

e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was

>Fund Distributor

he Managers Funds LLC

40 Richards Avenue

Norwalk, Connecticut 06854-2325

(203) 857-5321 or (800) 835-3879

Custodian

State Street Bank and Trust

Company
1776 Heritage Drive

North Quincy, Massachusetts 02171

Legal Counsel

Swidler Berlin Shereff Friedman, LLP

919 Third Avenue

New York, New York 10022

Transfer Agent

Boston Financial Data Services, Inc.

attn: The Managers Funds

P.O. Box 8517

Boston, Massachusetts 02266-8517

(800) 252-0682

The Managers Funds

Equity Funds:

INCOME EQUITY FUND

Scudder Kemper Investments, Inc.

Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND

Essex Investment Management

Company, LLC

Roxbury Capital Management, LLC

SPECIAL EQUITY FUND

Liberty Investment Management

Pilgrim Baxter & Associates, Ltd.

Westport Asset Management, Inc.

Kern Capital Management LLC

INTERNATIONAL EQUITY FUND

Scudder Kemper Investments, Inc.

Lazard Asset Management

EMERGING MARKETS

EQUITY FUND

Rexiter Capital Management
Limited

Income Funds:

MONEY MARKET FUND

J.P. Morgan Investment

Management Inc.

SHORT AND INTERMEDIATE
BOND FUND

Standish, Ayer & Wood, Inc.
BOND FUND

Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND

Rogge Global Partners, plc.

>This report is prepared for the information of shareholders. It is authorized for distribution to prospective invetsors only when preceded by an effective prospectus. www.managersfunds.com